INVESTMENTS - Overview (Details) $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) investment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment Holdings
Investments		$ 353,304	$ 342,955
Interest and dividends on investments
Taxable interest		6,924	6,414	$ 6,311
Interest exempt from U.S. federal income tax		483	215	439
Dividend income		175	388	445
Total interest and dividend income		7,582	7,017	7,195
Gross realized investments losses, excluding losses from other-than-temporary impairment
Gross realized investment gains		1,460	1,124	1,020
Gross realized investment losses		(512)	(442)	(450)
Net realized gains on sale of investments	[1]	$ 948	682	570
HTM securities sold, percent of principal collected, minimum		85.00%
Available-for-sale Securities transferred from Held-to-maturity
Carrying value of HTM securities sold		$ 49	392	8
Net realized gain (loss) on sale of HTM securities		14	10	0
Carrying value of securities reclassified to AFS		150	243	889
OTTI losses on securities reclassified to AFS		(6)	(15)	$ (25)
Securities available-for-sale
Amortized cost		300,269	300,202
Gross unrealized gains		1,721	1,375
Gross unrealized losses		2,566	2,441
Fair value		$ 299,424	299,136
Number of investments exceeded their fair value | investment		4,319
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		$ 1,394	1,334
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		1,172	1,107
Mortgage-backed securities - U.S. agency-sponsored
Securities available-for-sale
Amortized cost		38,663	39,584
Gross unrealized gains		248	367
Gross unrealized losses		506	237
Fair value		38,405	39,714
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		436	141
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		70	96
Mortgage-backed securities - Prime
Securities available-for-sale
Amortized cost		2	2
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Fair value		2	2
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0	0
Mortgage-backed securities - Alt-A
Securities available-for-sale
Amortized cost		43	50
Gross unrealized gains		7	5
Gross unrealized losses		0	0
Fair value		50	55
Mortgage-backed securities - Non-U.S. residential
Securities available-for-sale
Amortized cost		3,852	5,909
Gross unrealized gains		13	31
Gross unrealized losses		7	11
Fair value		3,858	5,929
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0	7
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		7	4
Mortgage-backed securities - Commercial
Securities available-for-sale
Amortized cost		357	573
Gross unrealized gains		2	2
Gross unrealized losses		1	4
Fair value		358	571
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		1	3
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0	1
Mortgage-backed securities
Securities available-for-sale
Amortized cost		42,917	46,118
Gross unrealized gains		270	405
Gross unrealized losses		514	252
Fair value		42,673	46,271
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		437	151
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		77	101
U.S. Treasury
Securities available-for-sale
Amortized cost		113,606	113,096
Gross unrealized gains		629	254
Gross unrealized losses		452	515
Fair value		113,783	112,835
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		445	505
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		7	10
Agency obligations
Securities available-for-sale
Amortized cost		9,952	10,095
Gross unrealized gains		21	22
Gross unrealized losses		85	37
Fair value		9,888	10,080
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		83	30
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		2	7
U.S. Treasury and federal agency securities
Securities available-for-sale
Amortized cost		123,558	123,191
Gross unrealized gains		650	276
Gross unrealized losses		537	552
Fair value		123,671	122,915
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		528	535
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		9	17
State and municipal securities
Securities available-for-sale
Amortized cost		10,797	12,099
Gross unrealized gains		80	132
Gross unrealized losses		757	772
Fair value		10,120	11,459
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		55	26
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		702	746
Foreign government
Securities available-for-sale
Amortized cost		98,112	88,751
Gross unrealized gains		590	402
Gross unrealized losses		554	479
Fair value		98,148	88,674
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		243	371
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		311	108
Corporate
Securities available-for-sale
Amortized cost		17,195	19,492
Gross unrealized gains		105	129
Gross unrealized losses		176	291
Fair value		17,124	19,330
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		129	190
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		47	101
Asset-backed securities
Securities available-for-sale
Amortized cost		6,810	9,261
Gross unrealized gains		6	5
Gross unrealized losses		22	92
Fair value		6,794	9,174
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0	58
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		22	34
Other debt securities
Securities available-for-sale
Amortized cost		503	688
Gross unrealized gains		0	0
Gross unrealized losses		0	0
Fair value		503	688
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		0	0
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		0	0
Debt securities
Securities available-for-sale
Amortized cost		299,892	299,600
Gross unrealized gains		1,701	1,349
Gross unrealized losses		2,560	2,438
Fair value		$ 299,033	298,511
Percentage of investments gross-unrealized loss position for less than a year, rated investment grade		98.00%
Percentage of gross-unrealized loss position for a year or more rated investment grade		76.00%
Marketable equity securities AFS
Securities available-for-sale
Amortized cost		$ 377	602
Gross unrealized gains		20	26
Gross unrealized losses		6	3
Fair value		391	625
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		2	3
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		4	0
Fixed income securities
Securities available-for-sale
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for less than twelve months		1,392
Gross unrealized losses of available for sale securities that have been in an unrealized loss position for twelve months or longer		1,168
Mortgage securitizations - Non-agency-sponsored
Securities available-for-sale
Fair value		4,268
Securities available-for-sale (AFS)
Investment Holdings
Investments		299,424	299,136
HTM debt securities
Investment Holdings
Investments		45,667	36,215
Non-marketable equity securities | Fair value
Investment Holdings
Investments		1,774	2,088
Non-marketable equity securities | Carried at cost
Investment Holdings
Investments		$ 6,439	$ 5,516

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.